Document and Entity Information	Jun. 18, 2018
Prospectus:
Document Type	497
Document Period End Date	Jun. 18, 2018
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Central Index Key	0000836487
Amendment Flag	false
Document Creation Date	Jun. 18, 2018
Document Effective Date	Jun. 18, 2018
Prospectus Date	Apr. 30, 2018
Emerging Markets Fixed Income Opportunities Portfolio | Class I
Prospectus:
Trading Symbol	MEAIX
Emerging Markets Fixed Income Opportunities Portfolio | Class A
Prospectus:
Trading Symbol	MEAPX
Emerging Markets Fixed Income Opportunities Portfolio | Class L
Prospectus:
Trading Symbol	MEALX
Emerging Markets Fixed Income Opportunities Portfolio | Class IS
Prospectus:
Trading Symbol	MRDPX
Emerging Markets Fixed Income Opportunities Portfolio | Class C
Prospectus:
Trading Symbol	MSEDX